N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TFLIC POOLED ACCOUNT NO. 44
Entity Central Index Key	0001476842
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES	Location in Prospectus

Are there Charges for Early Withdrawal?	There are no withdrawal fees, surrender fees, or redemption fees under the Contract.

Are there Transaction Charges?	There are no transaction charges under the Contract.

Are there Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annuity Contract Fee Table and Expense Examples Appendix- Investment Options Available Under the Contract

Annual Fee	Minimum	Maximum

Base Contract(1)	1.45%	1.95%

Portfolio Company (fund fees and expenses) (3)	0.08%	0.54%

Optional Benefit Expenses	None

(1) As a percentage of average Account Value.

(2) Assessed annually.

(3) As a percentage of Portfolio Company assets.

This Contract is not customizable because the Guaranteed Income Benefit is not optional and the Variable Investment Option that your Account Value is allocated is determined by your birth date. However, we have presented the following table to show you the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,557	Highest Annual Cost: $2,521

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Least expensive Portfolio Company fees and expenses
•  No optional benefits
•  No sales charges
•  No additional Contributions, transfers, or withdrawals

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of optional benefits and Portfolio Company fees and expenses
•  No optional benefits
•  No sales charges
•  No additional Contributions, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	There are no withdrawal fees, surrender fees, or redemption fees under the Contract.
Transaction Charges [Text Block]	There are no transaction charges under the Contract.
Ongoing Fees and Expenses [Table Text Block]

Are there Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annuity Contract Fee Table and Expense Examples Appendix- Investment Options Available Under the Contract

Annual Fee	Minimum	Maximum

Base Contract(1)	1.45%	1.95%

Portfolio Company (fund fees and expenses) (3)	0.08%	0.54%

Optional Benefit Expenses	None

(1) As a percentage of average Account Value.

(2) Assessed annually.

(3) As a percentage of Portfolio Company assets.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.45%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.95%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.54%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Portfolio Company assets.
Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.00%
Lowest and Highest Annual Cost [Table Text Block]

This Contract is not customizable because the Guaranteed Income Benefit is not optional and the Variable Investment Option that your Account Value is allocated is determined by your birth date. However, we have presented the following table to show you the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,557	Highest Annual Cost: $2,521

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Least expensive Portfolio Company fees and expenses
•  No optional benefits
•  No sales charges
•  No additional Contributions, transfers, or withdrawals

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of optional benefits and Portfolio Company fees and expenses
•  No optional benefits
•  No sales charges
•  No additional Contributions, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,557
Highest Annual Cost [Dollars]	$ 2,521
Risks [Table Text Block]

RISKS	Location in Prospectus

Is There a Risk of Loss From Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The Contract is designed and offered as funding vehicles for retirement Plans maintained by state educational organizations,
Principal Risks Of Investing In The Contract

certain tax‑exempt organizations, IRA Contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation Contracts.
The benefits of tax deferral, long-term income, and a guaranteed lifetime withdrawal benefit are generally more beneficial to investors with a long-term investment horizon.
Tax Information

What are the Risks Associated with Investment Options?	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the subaccount that are invested. Each subaccount has its own unique risks. You should review the subaccount that you will be invested before making an investment decision.	Appendix-Investment Options Available Under The Contract

Are there Risks Related to the Insurance Company?	Yes. An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability. More information about Transamerica Life Insurance Company, including our financial strength ratings, is available by visiting www.trsretire.com or calling toll-free (866) 287‑8388.	Principal Risks Of Investing In The Contract

Investment Restrictions [Text Block]	Yes. You will be assigned to a Variable Investment Option and will not be permitted to transfer your Account Value between Variable Investment Options available under the Contract. We reserve the right to remove or substitute the Portfolio Companies/ Investment Options that are available as Investment Options under the Contract.
Optional Benefit Restrictions [Text Block]	There are no optional benefits available under the Contract.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. If you purchased the Contract through a tax‑qualified Plan or individual retirement Account (IRA), you do not get any additional tax deferral. Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to recommend the Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of bothpolicies, that it is preferable for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]

ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES
The following table describes the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the Contract specifications page for information about the specific fees you will pay each year.
Transaction Expenses

	Maximum	Current
Annual Contract Fee(1)	$ 50	$ 0
Separate Account Annual Expenses (as a percentage of average Account Value)
Mortality and Expense Risk Fees	0.10%	0.10%
Administrative Fees	0.45%	0.45%
Guaranteed Income Benefit Charge(2)	1.40%	0.90%
Total Separate Account Annual Expenses	1.95%	1.45%
(1) We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.
(2) The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.
Annual Portfolio Company/Investment Option Expenses:
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses may be found under Appendix: Investment Options Available Under the Contract.

	Minimum	Maximum

Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses.	0.08%	0.54%

Expenses that are deducted from Portfolio Company assets, including management fees, 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements.	0.08%	0.54%
Expense Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include transaction expenses, the annual Contract expenses and annual Underlying Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated, and that you withdraw the full Account Value or that you annuitize the Contract at the end of the period. The example also assumes that your investment has a 5% return each year, and assumes the maximum fees and expenses of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•	Example 1 (assumes you pay the Maximum Contract Expenses and Maximum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,521	$7,755	$13,255	$28,259

•	Example 2 (assumes you pay the Current Contract Expenses and Minimum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$1,557	$4,834	$8,342	$18,235

Transaction Expenses [Table Text Block]
Transaction Expenses

	Maximum	Current
Annual Contract Fee(1)	$ 50	$ 0
Separate Account Annual Expenses (as a percentage of average Account Value)
Mortality and Expense Risk Fees	0.10%	0.10%
Administrative Fees	0.45%	0.45%
Guaranteed Income Benefit Charge(2)	1.40%	0.90%
Total Separate Account Annual Expenses	1.95%	1.45%
(1) We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.
(2) The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.

Administrative Expense, Maximum [Dollars]	$ 50	[3]
Administrative Expense, Current [Dollars]	$ 0	[3]
Administrative Expense, Footnotes [Text Block]	We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.
Other Annual Expense, Footnotes [Text Block]	The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company/Investment Option Expenses:
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses may be found under Appendix: Investment Options Available Under the Contract.

	Minimum	Maximum

Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses.	0.08%	0.54%

Expenses that are deducted from Portfolio Company assets, including management fees, 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements.	0.08%	0.54%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	0.54%
Annuitize Example [Table Text Block]
Expense Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include transaction expenses, the annual Contract expenses and annual Underlying Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated, and that you withdraw the full Account Value or that you annuitize the Contract at the end of the period. The example also assumes that your investment has a 5% return each year, and assumes the maximum fees and expenses of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•	Example 1 (assumes you pay the Maximum Contract Expenses and Maximum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,521	$7,755	$13,255	$28,259

•	Example 2 (assumes you pay the Current Contract Expenses and Minimum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$1,557	$4,834	$8,342	$18,235

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,521
Annuitized Expense, 1 Year, Minimum [Dollars]	1,557
Annuitized Expense, 3 Years, Maximum [Dollars]	7,755
Annuitized Expense, 3 Years, Minimum [Dollars]	4,834
Annuitized Expense, 5 Years, Maximum [Dollars]	13,255
Annuitized Expense, 5 Years, Minimum [Dollars]	8,342
Annuitized Expense, 10 Years, Maximum [Dollars]	28,259
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,235
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
General Risks
Risk of Loss. You can lose money by purchasing this Contract, including loss of your original investment. The Contract is not a deposit or obligation or, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation(FDIC), the Federal Reserve Board, or any other government agency.
Risk as Short-Term Investment Vehicle. The Contract is not intended to serve as a short-term investment vehicle and appropriate if you are seeking retirement income or you want to meet other long-term objectives. You should discuss with your financial professional whether the Contract is appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information.
Retirement Plan Risk. If you are a participant in a Plan, your Plan, as the Contractholder, may exercise certain rights under the Contract that may affect you, including termination of the Contract or termination of the Plan. Such a forced distribution from the Contract may negatively impact any guarantee provided by the Contract, including the receipt of the Guaranteed Income Amount.
Risks of Fee and Expense Increases. You should consider the Contract’s investment and income benefits as well as its costs. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment and Asset Allocation Risks. Because your Account Value will be invested in a single Variable Account Option, you are assuming investment risk, which means that you bear the risk of poor performance of the Variable Investment Option that you are invested. The risk of loss varies with each Underlying Fund. This risk could have a negative impact on the Guaranteed Income Amount available under the Contract. The Underlying Fund for each Variable Investment Option is a target date fund that allocates its assets among other mutual funds and that becomes more conservative as it nears the target retirement date. As result, each Underlying Fund is subject to asset allocation risk, which is the chance that the selection of underlying mutual funds by an Underlying Fund, and the allocation of assets to them, will cause the Underlying Fund to underperform other funds with a similar investment objective.
Withdrawal Risk. You should carefully consider the potential negative impacts of withdrawals from the Contract. In addition to the potential tax consequences of early withdrawals, which are discussed below, the amount of future income you may receive under the guaranteed lifetime withdrawal benefit will be reduced when you take a withdrawal prior to the Lock‑In Date or if you take withdrawals in excess of the Guaranteed Income Amount for a given year. A total withdrawal (surrender) will result in the termination of your Contract.
Investment Restrictions. Because the Contract includes the guaranteed lifetime withdrawal benefit, you are restricted from selecting a Variable Investment Option. Instead, your Account Value will be invested in a Variable Investment Option that is based on your birth year, and you will not be able to transfer Account Value to any other Variable Investment Options available under the Contract. This restriction is intended to protect us financially, in that it reduces the likelihood that we will have to pay guaranteed benefits from our own assets. This restriction could result in an opportunity cost–in the form of Underlying Funds that you did not invest in that ultimately generated superior investment performance. Thus, you should consider the Underlying Fund restriction when deciding whether to purchase the Contract.
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Risk. Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look at our strength with regard to such guarantees. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59 1⁄2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. It is important to know that if you are purchasing the Contract with assets in a qualified Plan or IRA, those assets are already tax‑deferred and that tax deferral feature of the Contract does not provide an additional benefit to that already offered by your Plan or IRA.
Cybersecurity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Business Continuity Risks
Our business operations maybe adversely affected by volatile natural and man‑made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID‑19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity Plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the standard benefits available under the Contract. There are no optional benefits available under the Contract.

Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single or joint life.	1.95%

•  Must be 50 years of age to invest and begin to grow the Income base needed to realize Benefit.
•  Benefit may be activated as early as age 55.
•  Benefit terminates upon annuitization.
•  Investment option is limited to a designated Underlying Target Date Fund based on your birth year and scheduled retirement date (age 65).
•  Taking a withdrawal before locking in the benefit reduces the Guaranteed Income Amount.
•  Taking withdrawals in excess of the Guaranteed Income Amount will reduce the Income Base, which will reduce future income payments.

Death Benefit	Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary.	No Charge	Only payable if the Participant dies before the Annuity Purchase Date,
Guaranteed Lifetime Withdrawal Benefit
The SecurePath for Life product guarantees a Participant’s ability to receive a designated amount (called the “Guaranteed Income Amount”) from the SecurePath for Life Product during each Annual Period for life, first as withdrawals from the Account Value and, if necessary, as payments from the Company. The Guaranteed Income Amount is the maximum amount that can be withdrawn annually without affecting future Guaranteed Income Amounts and is calculated by reference to a percentage of a value, called the Income Base. The Income Base is equal to the initial Contribution to the Variable Investment Option, and is thereafter increased by subsequent Contributions and reduced for certain withdrawals that are considered to be Excess Withdrawals. On the Annual Step‑Up, if the Participant’s Account Value exceeds the current Income Base, then the Income Base will be increased to the Participant’s Account Value.
The SecurePath for Life Product is designed to provide an annual income amount for life and may be appropriate for investors who intend to make periodic withdrawals from their Account, and wish to ensure that market volatility will not have a negative impact on the ability to receive annual income.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single or joint life.	1.95%

•  Must be 50 years of age to invest and begin to grow the Income base needed to realize Benefit.
•  Benefit may be activated as early as age 55.
•  Benefit terminates upon annuitization.
•  Investment option is limited to a designated Underlying Target Date Fund based on your birth year and scheduled retirement date (age 65).
•  Taking a withdrawal before locking in the benefit reduces the Guaranteed Income Amount.
•  Taking withdrawals in excess of the Guaranteed Income Amount will reduce the Income Base, which will reduce future income payments.

Death Benefit	Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary.	No Charge	Only payable if the Participant dies before the Annuity Purchase Date,

Guaranteed Minimum Death Benefit [Text Block]

DEATH BENEFIT
Calculation of Death Benefit
If a Participant dies before purchasing a Fixed Annuity under the Contract, then the Account Value will be paid to the selected Beneficiary (the “Death Benefit”), subject to the terms of any underlying Plan. If the Account Value has been reduced to zero, no Death Benefit is payable.
Beneficiary
The Beneficiary is the person or entity a Participant names to receive any Death Benefit. The Beneficiary is named through documentation signed with the Plan or IRA Account administrator. The Participant may change the Beneficiary at any time before the Participant dies. A change of Beneficiary will take effect on the date the change request form is signed, provided that the form is received in good order at the SecurePath Service Center.
If the Participant elects joint coverage under the SecurePath for Life Product, the spouse must be named as the Beneficiary of the Account.
If a Participant fails to name a Beneficiary, or if the named Beneficiary is deceased at the time of the Participant’s death, the Company may, at its option, pay the Death Benefit in a lump sum to the Participant’s estate.
Payment Options
Under Section 403(b), Section 457 and 408 (IRA) Contracts, and subject to the terms of the Plan or IRA, the Account Value will be paid to the Beneficiary in a lump sum or, if the Beneficiary is under the age of 75 at the time of the Participant’s death, the Beneficiary may elect to have the Account Value applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the Beneficiary in the year received. A Beneficiary should consider the possible tax advantages of electing a Fixed Annuity.
Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax‑qualified Plan may require payment of the Death Benefit in the form of a “qualified pre‑retirement survivor annuity” or other payment method. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for more detailed information.
In addition, the surviving spouse of a Participant that has elected a Lock‑In Date and established joint coverage will, absent an alternative election, continue the investment in the SecurePath for Life Product and payments of the Guaranteed Income Amount. Such a surviving spouse has all rights of the deceased Participant, including the ability to name a new Beneficiary, provided that the surviving spouse may not change the form of joint coverage previously elected by the Participant. A surviving spouse of a Participant that has not elected a Lock‑In Date may be eligible to continue the investment in the SecurePath for Life Product and elect a Lock‑In Date. See Guaranteed Lifetime Withdrawal Benefit.
The information below generally applies to Participants who die after 2019. Post-death required distribution requirements are complex and frequently unclear. Please consult with your tax advisor for information relating to required post-death distributions for a Participant who died prior to 2020 or for information specific to your own unique situation.
Upon a Participant’s death, if the Participant does not have a beneficiary who is an individual, the Participant’s entire interest in the Contract must generally be (1) distributed by the end of the calendar year ending five years after the date of death if the Participant died before the Participant was required to receive distributions under the contract or (2) at least as rapidly as the method being used as of the date of the Participant’s death if the Participant died after the Participant was required to begin receiving distributions under the contract. An exception may apply if the beneficiary is a trust and all of the trust beneficiaries are individuals. If the Participant has a Beneficiary, who is an individual, but is not an eligible designated beneficiary, the Participant’s entire interest in the Contract must generally be distributed by the end of the calendar year ending ten years after the date of death. A non‑eligible designated beneficiary, will be required to take annual RMDs, if the decedent had attained their Required Beginning Date before death.
If the Participant has a Beneficiary who is an eligible designated beneficiary, the eligible designated beneficiary may choose to receive the Participant’s interest under the contract either:
•	by the end of the calendar year ending ten years after the date of death
•
as an annuity over the life of the eligible designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within by the end of the calendar year following the calendar year of the Participant’s death

An eligible designated beneficiary is a Beneficiary who, meets any of the following criteria as of the date of the Participant’s death:
•	is the Participant’s spouse
•	the Participant’s child who has not reached majority, but any remaining interest must be distributed within 10 years of the child reaches majority
•	is disabled within the meaning of IRC section 72(m)(7)
•	is chronically ill individual within the meaning of section 7702BI(2)
•	is not more than 10 years younger than the employee
Beginning in 2024, if the Beneficiary is the Participant’s spouse, they may elect to be treated as the employee and distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained the applicable required beginning date age. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the Contract to the extent permitted by the Participant’s retirement arrangement.
If a lump sum payment is elected, the Account Value will be determined on the Business Day on which a certified copy of the death certificate evidencing the Participant’s death is received by the Company at the applicable SecurePath Service Center. If the Beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Account Value will be determined on the Business Day that the Beneficiary purchases the Fixed Annuity. For Section 401(a) and/or Section 401(k) Contracts, the underlying Plan should be consulted to determine the options available.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain portfolio companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies which may be amended from time to time and can be found online at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (866) 287‑8388.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company And Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.	Vanguard Target Retirement Income Fund Advisor: The Vanguard Group, Inc.	0.08%	6.58%	3.58%	4.19%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2020 Fund Advisor: The Vanguard Group, Inc	0.08%	7.75%	4.75%	5.58%
	Vanguard Target Retirement 2025 Fund Advisor: The Vanguard Group, Inc	0.08%	9.44%	5.66%	6.32%
	Vanguard Target Retirement 2030 Fund Advisor: The Vanguard Group, Inc.	0.08%	10.64%	6.44%	6.92%
	Vanguard Target Retirement 2035Fund Advisor: The Vanguard Group, Inc	0.08%	11.78%	7.20%	7.51%
	Vanguard Target Retirement 2040 Fund Advisor: The Vanguard Group, Inc	0.08%	12.88%	7.97%	8.08%
	Vanguard Target Retirement 2045 Fund Advisor: The Vanguard Group, Inc	0.08%	13.91%	8.73%	8.57%
	Vanguard Target Retirement 2050 Fund Advisor: The Vanguard Group, Inc	0.08%	14.64%	9.03%	8.72%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Transamerica BlackRock Government Money Market VP (2)(3) - Service Class Advisor: BlackRock Investment Management, LLC	0.54%	4.76%	2.19%	1.34%

(1) Some Variable Investment Options may be available for certain Contracts and may not be available for all Contracts.
(2) There can be no assurance that the Money Market Fund offered under this Contract will be able to maintain a stable net asset value per share.
(3) This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
Note: There are no Portfolios that have been closed to new investments or new investors.

Prospectuses Available [Text Block]
The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain portfolio companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies which may be amended from time to time and can be found online at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (866) 287‑8388.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Portfolio Company And Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Years	10 Years
Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.	Vanguard Target Retirement Income Fund Advisor: The Vanguard Group, Inc.	0.08%	6.58%	3.58%	4.19%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2020 Fund Advisor: The Vanguard Group, Inc	0.08%	7.75%	4.75%	5.58%
	Vanguard Target Retirement 2025 Fund Advisor: The Vanguard Group, Inc	0.08%	9.44%	5.66%	6.32%
	Vanguard Target Retirement 2030 Fund Advisor: The Vanguard Group, Inc.	0.08%	10.64%	6.44%	6.92%
	Vanguard Target Retirement 2035Fund Advisor: The Vanguard Group, Inc	0.08%	11.78%	7.20%	7.51%
	Vanguard Target Retirement 2040 Fund Advisor: The Vanguard Group, Inc	0.08%	12.88%	7.97%	8.08%
	Vanguard Target Retirement 2045 Fund Advisor: The Vanguard Group, Inc	0.08%	13.91%	8.73%	8.57%
	Vanguard Target Retirement 2050 Fund Advisor: The Vanguard Group, Inc	0.08%	14.64%	9.03%	8.72%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Transamerica BlackRock Government Money Market VP (2)(3) - Service Class Advisor: BlackRock Investment Management, LLC	0.54%	4.76%	2.19%	1.34%

(1) Some Variable Investment Options may be available for certain Contracts and may not be available for all Contracts.
(2) There can be no assurance that the Money Market Fund offered under this Contract will be able to maintain a stable net asset value per share.
(3) This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
Note: There are no Portfolios that have been closed to new investments or new investors.

Retirement Plan Risk [Member]
Prospectus:
Principal Risk [Text Block]
Retirement Plan Risk. If you are a participant in a Plan, your Plan, as the Contractholder, may exercise certain rights under the Contract that may affect you, including termination of the Contract or termination of the Plan. Such a forced distribution from the Contract may negatively impact any guarantee provided by the Contract, including the receipt of the Guaranteed Income Amount.

Risks of Fee and Expense Increases [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Fee and Expense Increases. You should consider the Contract’s investment and income benefits as well as its costs. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

Investment and Asset Allocation Risks [Member]
Prospectus:
Principal Risk [Text Block]
Investment and Asset Allocation Risks. Because your Account Value will be invested in a single Variable Account Option, you are assuming investment risk, which means that you bear the risk of poor performance of the Variable Investment Option that you are invested. The risk of loss varies with each Underlying Fund. This risk could have a negative impact on the Guaranteed Income Amount available under the Contract. The Underlying Fund for each Variable Investment Option is a target date fund that allocates its assets among other mutual funds and that becomes more conservative as it nears the target retirement date. As result, each Underlying Fund is subject to asset allocation risk, which is the chance that the selection of underlying mutual funds by an Underlying Fund, and the allocation of assets to them, will cause the Underlying Fund to underperform other funds with a similar investment objective.

Withdrawal Risk [Member]
Prospectus:
Principal Risk [Text Block]
Withdrawal Risk. You should carefully consider the potential negative impacts of withdrawals from the Contract. In addition to the potential tax consequences of early withdrawals, which are discussed below, the amount of future income you may receive under the guaranteed lifetime withdrawal benefit will be reduced when you take a withdrawal prior to the Lock‑In Date or if you take withdrawals in excess of the Guaranteed Income Amount for a given year. A total withdrawal (surrender) will result in the termination of your Contract.

Investment Restrictions [Member]
Prospectus:
Principal Risk [Text Block]
Investment Restrictions. Because the Contract includes the guaranteed lifetime withdrawal benefit, you are restricted from selecting a Variable Investment Option. Instead, your Account Value will be invested in a Variable Investment Option that is based on your birth year, and you will not be able to transfer Account Value to any other Variable Investment Options available under the Contract. This restriction is intended to protect us financially, in that it reduces the likelihood that we will have to pay guaranteed benefits from our own assets. This restriction could result in an opportunity cost–in the form of Underlying Funds that you did not invest in that ultimately generated superior investment performance. Thus, you should consider the Underlying Fund restriction when deciding whether to purchase the Contract.

Risks of Managing General Account Assets [Member]
Prospectus:
Principal Risk [Text Block]
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59 1⁄2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. It is important to know that if you are purchasing the Contract with assets in a qualified Plan or IRA, those assets are already tax‑deferred and that tax deferral feature of the Contract does not provide an additional benefit to that already offered by your Plan or IRA.

Cybersecurity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Business Continuity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Business Continuity Risks
Our business operations maybe adversely affected by volatile natural and man‑made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID‑19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity Plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]
Risk of Loss. You can lose money by purchasing this Contract, including loss of your original investment. The Contract is not a deposit or obligation or, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation(FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.The Contract is designed and offered as funding vehicles for retirement Plans maintained by state educational organizations,certain tax‑exempt organizations, IRA Contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation Contracts.The benefits of tax deferral, long-term income, and a guaranteed lifetime withdrawal benefit are generally more beneficial to investors with a long-term investment horizon.
Principal Risk [Text Block]
Risk as Short-Term Investment Vehicle. The Contract is not intended to serve as a short-term investment vehicle and appropriate if you are seeking retirement income or you want to meet other long-term objectives. You should discuss with your financial professional whether the Contract is appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the subaccount that are invested. Each subaccount has its own unique risks. You should review the subaccount that you will be invested before making an investment decision.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Yes. An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability. More information about Transamerica Life Insurance Company, including our financial strength ratings, is available by visiting www.trsretire.com or calling toll-free (866) 287‑8388.
Principal Risk [Text Block]
Insurance Company Risk. Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look at our strength with regard to such guarantees. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account.

S000002569 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	4.19%
S000012759 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	4.75%
Average Annual Total Returns, 10 Years [Percent]	5.58%
S000002572 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.32%
S000012760 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.92%
S000002573 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	7.51%
S000012761 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.08%
S000002574 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.57%
S000012762 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	9.03%
Average Annual Total Returns, 10 Years [Percent]	8.72%
S000007924 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Transamerica BlackRock Government Money Market VP (2)(3) - Service Class	[4],[5],[6]
Portfolio Company Adviser [Text Block]	BlackRock Investment Management, LLC	[4]
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	4.76%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Mortality and Expense Risk Fees [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Maximum [Percent]	0.10%
Other Annual Expense (of Average Account Value), Current [Percent]	0.10%
Administrative Fees [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Maximum [Percent]	0.45%
Other Annual Expense (of Average Account Value), Current [Percent]	0.45%
Guaranteed Income Benefit Charge [Member]
Prospectus:
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.40%	[7]
Other Annual Expense (of Average Account Value), Current [Percent]	0.90%	[7]
After Any Waivers Or Expense Reimbursements [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.08%
Portfolio Company Expenses Maximum [Percent]	0.54%
Guaranteed Lifetime Withdrawal Benefits [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single or joint life.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.95%
Brief Restrictions / Limitations [Text Block]	·Must be 50 years of age to invest and begin to grow the Income base needed to realize Benefit.·Benefit may be activated as early as age 55.·Benefit terminates upon annuitization.·Investment option is limited to a designated Underlying Target Date Fund based on your birth year and scheduled retirement date (age 65).·Taking a withdrawal before locking in the benefit reduces the Guaranteed Income Amount.·Taking withdrawals in excess of the Guaranteed Income Amount will reduce the Income Base, which will reduce future income payments.
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Operation of Benefit [Text Block]
Guaranteed Lifetime Withdrawal Benefit
The SecurePath for Life product guarantees a Participant’s ability to receive a designated amount (called the “Guaranteed Income Amount”) from the SecurePath for Life Product during each Annual Period for life, first as withdrawals from the Account Value and, if necessary, as payments from the Company. The Guaranteed Income Amount is the maximum amount that can be withdrawn annually without affecting future Guaranteed Income Amounts and is calculated by reference to a percentage of a value, called the Income Base. The Income Base is equal to the initial Contribution to the Variable Investment Option, and is thereafter increased by subsequent Contributions and reduced for certain withdrawals that are considered to be Excess Withdrawals. On the Annual Step‑Up, if the Participant’s Account Value exceeds the current Income Base, then the Income Base will be increased to the Participant’s Account Value.
The SecurePath for Life Product is designed to provide an annual income amount for life and may be appropriate for investors who intend to make periodic withdrawals from their Account, and wish to ensure that market volatility will not have a negative impact on the ability to receive annual income.

Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Only payable if the Participant dies before the Annuity Purchase Date,
Name of Benefit [Text Block]	Death Benefit
Calculation Method of Benefit [Text Block]
Calculation of Death Benefit
If a Participant dies before purchasing a Fixed Annuity under the Contract, then the Account Value will be paid to the selected Beneficiary (the “Death Benefit”), subject to the terms of any underlying Plan. If the Account Value has been reduced to zero, no Death Benefit is payable.

[1]	As a percentage of average Account Value.
[2]	As a percentage of Portfolio Company assets.
[3]	We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.
[4]	Some Variable Investment Options may be available for certain Contracts and may not be available for all Contracts.
[5]	There can be no assurance that the Money Market Fund offered under this Contract will be able to maintain a stable net asset value per share.
[6]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
[7]	The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.